Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 91,468		$ 129,493
Accrued liabilities:
Payroll	54,334		73,682
Other	53,676		71,314
Accounts payable and accrued liabilities	$ 199,478	$ 2,800	$ 274,489